Intangible Assets (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 36,961	$ 196,877	$ 70,999